CONSOLIDATED STATEMENT OF CASH FLOWS - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Total profit (loss) for the year from continuing operations	$ 5,576	$ (324)	$ 3,849
Total profit (loss) for the year from discontinued operations	94	72	0
Adjustments to reconcile net profit (loss) to cash flows generated by operating activities:
Income tax and minimum notional income tax	(1,367)	(1,201)	587
Accrued interest	3,590	3,345	877
Depreciations and amortizations	3,421	2,201	720
Constitution of allowances, net	182	235	121
Constitution of provisions, net	360	450	228
Share of (loss) profit of joint ventures and associates	(1,108)	(112)	1
Accrual of defined benefit plans	318	232	122
Net exchange differences	3,558	1,099	566
Result from measurement at present value	181	97	(23)
Changes in the fair value of financial instruments	(1,446)	(1,100)	(2,244)
Results from property, plant and equipment sale and decreases	37	85	9
Reversal of impairment of property, plant and equipment and intangible assets	(543)	0	(25)
Income from the sale of investments in subsidiaries	0	(480)	0
Recognition of income - provisional remedies - CAMMESA Note MEyM No. 2016-04484723	0	(1,126)	0
Higher costs recognition - SE Resolution No. 250/13 and subsequent Notes	0	(82)	(551)
Income recognition on account of the RTI - Res. SE No. 32/15	0	(419)	(496)
Gain from cancellation of TGS Loan	0	0	(215)
Income recognition for arbitral proceedings	0	0	(75)
Dividends received	(33)	(6)	(4)
Compensation agreements	645	502	223
Other financial results	22	49	10
Onerous contract (Ship or pay)	90	(150)	0
Other	54	(42)	105
Changes in operating assets and liabilities:
Increase in trade receivables and other receivables	(3,676)	(3,495)	(988)
(Increase) decrease in inventories	(480)	40	(90)
Increase in trade payables and other payables	1,047	3,531	1,312
Increase in deferred income	0	47	45
Increase in salaries and social security payable	312	409	179
Decrease in defined benefit plans	(100)	(87)	(36)
(Decrease) increase in tax payables	(75)	989	103
(Decrease) increase in provisions	(1,198)	232	(34)
Income tax and minimum notional income tax paid	(1,284)	(438)	(121)
Constitution of guarantees of derivative financial instruments	0	(214)	0
Proceeds from derivative financial instruments	560	57	185
Funds obtained from PUREE (SE Res. No. 1037/07)	0	0	26
Net cash generated by operating activities from discontinued operations	1,979	1,549	0
Net cash generated by operating activities	10,716	5,945	4,366
Cash flows from investing activities:
Payment for property, plant and equipment	(10,725)	(6,244)	(4,798)
Payment for financial assets	(11,706)	(221)	(3,506)
Acquisition of intangible assets	0	(29)	0
Payment for companies' acquisitions	0	(9,145)	0
Proceeds from property, plant and equipment sale	0	1,151	0
Proceeds from financial assets' sale and amortization	9,272	3,650	2,282
Proceeds from sales of subsidiaries	328	305	0
Dividends received	40	64	4
Proceeds from loans	22	6	1
(Subscription) recovery of investment funds, net	(5,340)	(107)	(1,391)
Proceeds from the recovery of guarantee deposits	0	0	293
Net cash used in investing activities from discontinued operations	(1,176)	(661)	0
Net cash used in investing activities	(19,285)	(11,231)	(7,115)
Cash flows from financing activities:
Proceeds from borrowings	27,567	19,244	4,793
Payment of borrowings	(16,150)	(6,813)	(2,281)
Payment of borrowings' interests	(2,469)	(1,519)	(733)
Payment for acquisition of own shares	(72)	0	0
Capital contributions received	0	0	999
Payment for the public offer for the acquisiton of subsidiaries' shares	0	(3,233)	0
Payments of dividends from subsidiaries to third parties	(44)	(37)	(26)
Repayment of own debt	(28)	(893)	(121)
Proceeds from sales of shares in subsidiaries	0	3	6
Proceeds from salaries mutuum	0	0	215
Net cash used in financing activities from discontinued operations	(719)	(922)	0
Net cash generated by financing activities	8,085	5,830	2,852
(Decrease) increase in cash and cash equivalents	(484)	544	103
Cash and cash equivalents at the beginning of the year	1,421	517	335
Exchange difference generated by cash and cash equivalents	23	360	79
Cash and cash equivalents classified as held for sale	(161)	0	0
(Decrease) increase in cash and cash equivalents	(484)	544	103
Cash and cash equivalents at the end of the year	799	1,421	517
Significant non-cash transactions from continued operations:
Acquisition of property, plant and equipment through an increase in trade payables	(2,418)	(537)	(989)
Borrowing costs capitalized in property, plant and equipment	(369)	(419)	(434)
Decrease in borrowings through offsetting with trade receivables	(4)	(242)	(92)
Increase in asset retirement obligation provision	(9)	(158)	(27)
(Constitution) Recovery of guarantee of derivative financial instruments, net through the delivery of financial assets at fair value through profit or loss	459	95	(138)
Outstanding receivable for the sale of interests in subsidiaries and financial assets	0	(1,200)	0
Decrease of loans through the delivery of subsidiaries’ shares	0	(1,179)	0
Decrease in loans through compensation with other credits	0	(1,951)	0
Property, Plant and Equipment decrease due to Transactional Agreement	0	0	236
Offsetting of loans through the delivery of rights over arbitral actions	0	0	(308)
Amounts received from CAMMESA through FOCEDE for investment loan	0	0	724
Increase from offsetting of PUREE-related liability against receivables (SE Res. No. 250/13, subsequent Notes and SE Res. 32/15)	0	0	11
Increase from offsetting of liability with CAMMESA for electricity purchases against receivables (SE Res. No. 250/13, subsequent Notes and SE Res. 32/15)	0	0	158
Decrease from offseting of other liabilities with CAMMESA from loans for consumption (Mutuums) granted for higher salary costs against receivables (SE Resolution 32/15)	0	0	(496)
Collection of other credits through the delivery of government bonds	0	502	0
Significant non-cash transactions from discontinued operations:
Acquisition of property, plant and equipment through an increase in trade payables	(9)	(39)	0
Decrease (increase) in asset retirement obligation provision	306	(204)	0
Receivable for property, plant and equipment sale, pending of collection	$ 364	$ 0	$ 0